Equity Plans and Stock-based Compensation	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Equity Plans and Stock-based Compensation	Equity Plans and Stock-based Compensation
2010 Equity Incentive Plan
In 2010, Legacy Proterra adopted the 2010 Equity Incentive Plan (the “2010 Plan”), which provided for the grant of stock options, stock appreciation rights, restricted stock, and restricted stock units. Upon Closing, the then outstanding options under the 2010 Plan were converted into options exercisable to purchase an aggregate of 22,532,619 shares of common stock. Following the Closing, such options continue to be subject to the terms of the 2010 Plan and applicable award agreements; however, no further awards can be granted under the 2010 Plan. As of March 31, 2023, options to purchase 16,331,367 shares of common stock remained outstanding under the 2010 Plan.
2021 Equity Incentive Plan
The 2021 Plan was adopted by the ArcLight Board prior to the Closing, approved by ArcLight’s shareholders on June 11, 2021, and became effective upon the Closing Date. The Equity Incentive Plan allows the Company to grant awards of stock options, restricted stock awards, stock appreciation rights, restricted stock units (“RSUs”), performance awards, and stock bonus awards to officers, employees, directors and consultants.
The Company initially reserved 10,000,000 shares of common stock, plus 387,531 reserved shares not issued under the 2010 Plan on the effective date of the 2021 Plan. The number of shares reserved for issuance under the 2021 Plan increases automatically on January 1 of each of 2022 through 2031 by the number of shares equal to the lesser of 4% of the total number of outstanding shares of all classes of common stock as of the immediately preceding December 31, or a number as may be determined by the Board. In the first quarter of 2022 and 2023, the shares of common stock reserved for issuance were increased by 8,878,388 and 9,050,606, respectively, pursuant to the 2021 Plan.
The exercise price of stock options granted must be at least equal to the fair market value of common stock on the date of grant. Incentive stock options granted to an individual who holds, directly or by attribution, more than ten percent of the total combined voting power of all classes of capital stock must have an exercise price of at least 110% of the fair market value of common stock on the date of grant. Subject to certain adjustments, no more than 30,000,000 shares may be issued pursuant to the exercise of incentive stock options granted under the 2021 Plan.
The maximum term of options granted is ten years from the date of grant, except that the maximum permitted term of incentive stock options granted to an individual who holds, directly or by attribution, more than ten percent of the total combined voting power of all classes of capital stock is five years from the date of grant.
Stock option and RSU awards generally vest annually over a four-year period.
2021 Employee Stock Purchase Plan
Proterra’s 2021 Employee Stock Purchase Plan (the “ESPP”), including the authorization of the initial share reserve thereunder, was adopted by the ArcLight Board prior to the Closing, approved by ArcLight’s shareholders on June 11, 2021, and became effective upon the Closing Date.
An aggregate of 1,630,000 shares of common stock were reserved and available for sale under the ESPP. The aggregate number of shares reserved for sale under the ESPP increases automatically on January 1 of each of 2022 through 2031 by a number of shares equal to the lesser of 1% of the total number of outstanding shares of common stock as of the immediately preceding December 31 or a number of shares as may be determined by the Board or the compensation committee. The aggregate number of shares issued over the term of the ESPP, subject to certain adjustments, may not exceed 16,300,000 shares. In the first quarter of 2022 and 2023, the shares of common stock reserved for issuance were increased by 2,219,597 and 2,262,651, respectively, pursuant to the ESPP.
The ESPP allows eligible employees to purchase shares of common stock at a discount through payroll deductions of up to 15% of their eligible compensation, at not less than 85% of the fair market value, as defined in the ESPP, subject to any plan limitations. A participant may purchase a maximum of 2,500 shares during each 6-month offering period and $25,000 in any one calendar year. The offering periods generally start on the first trading day on or after November 15th and May 15th of each year.
The first offering period started in the fourth quarter of 2021. The Company calculated the fair value of the employees’ purchase rights relating to the ESPP using the Black-Scholes model and recorded approximately $0.3 million of stock-based compensation expense for the three months ended March 31, 2023 and 2022, respectively.
A summary of the Company’s stock option activity and related information was as follows:

	Options Outstanding
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2022 (1)	14,256,697	4.32	5.5	$9,469
Granted	2,075,398	1.50
Exercised	(57,036)	1.98
Cancelled/forfeited/expired	(362,967)	6.67
Balance as of March 31, 2023 (1)	15,912,092	3.91	5.6	$372
Exercisable as of March 31, 2023 (2)	12,216,812	3.96	4.5	$331
__________________
(1)Excluding Equity Awards of 2,677,500 shares and Milestone Options of 669,375 shares. See below for further details.
(2)Excluding 2,008,124 shares exercisable under the Equity Awards with weighted average exercise price of $19.61 per share as of March 31, 2023.
In March 2020, in conjunction with Mr. Allen’s appointment as the then President and Chief Executive Officer, the board of directors of Legacy Proterra approved a grant to Mr. Allen of stock option awards with respect to 4,685,624 shares, comprised of (1) 1,338,749 shares of a time-based award with an exercise price of $5.33 per share vesting quarterly over four years, (2) 2,677,500 shares of a time-based award consisting of four tranches with an exercise price of $11.21, $16.81, $22.41 and $28.02 per share, respectively, and vesting quarterly over four years (“Equity Awards”), and (3) 669,375 shares of milestone-based award with an exercise price of $5.33 per share vesting entirely and becoming exercisable on the first trading day following the expiration of the lockup period of the Company’s initial public offering or the consummation of a change in control of the Company or upon the consummation of a merger involving a special purpose acquisition company (“Milestone Options”). The stock-based compensation expense for Milestone Options was recognized at the time the performance milestone became probable of achievement, which was at the time of Closing. Upon Closing, the 669,375 shares underlying the Milestone Options fully vested, and $2.1 million stock-based compensation expense was recognized in June 2021.
Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money stock options. The total intrinsic value of stock options exercised was $0.1 million for the three months ended March 31, 2023. The total estimated grant date fair value of stock options vested was $2.4 million for the three months ended March 31, 2023. As of March 31, 2023, the total unrecognized stock-based compensation expense related to outstanding stock options was $11.7 million, which is expected to be recognized over a weighted-average period of 2.6 years.
The fair value of stock options granted is estimated on the date of grant using the following assumptions:

	Three Months Ended March 31,
	2023	2022
Expected term (in years)	6.3	6.1
Risk-free interest rate	3.6%	1.9%
Expected volatility	55.1%	55.0%
Expected dividend rate	—	—
Restricted Stock Units
A summary of the Company's RSU activity and related information is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance as of December 31, 2022	5,733,227	$7.07
Granted	3,825,133	1.75
Released	(530,393)	0.01
Forfeited	(521,679)	0.01
Balance as of March 31, 2023	8,506,288	$4.63
The compensation expense related to the service-based RSU awards is determined using the fair market value of the Company’s common stock on the date of the grant. As of March 31, 2023, the total unrecognized stock-based compensation expense related to outstanding RSUs was $34.2 million, which is expected to be recognized over a weighted-average period of 3.2 years.
Stock-based Compensation Expense
Stock-based compensation expense included in operating results was as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cost of goods sold	$305	$516
Research and development	1,192	993
Selling, general and administrative	2,817	3,133
Total stock-based compensation expense	$4,314	$4,642
Equity Plans and Stock-based Compensation
2010 Equity Incentive Plan
In 2010, Legacy Proterra adopted the 2010 Equity Incentive Plan (the “2010 Plan”), which provided for the grant of stock options, stock appreciation rights, restricted stock, and restricted stock units. Upon Closing, the then outstanding options under the 2010 Plan were converted into options exercisable to purchase an aggregate of 22,532,619 shares of common stock. Following the Closing, such options continue to be subject to the terms of the 2010 Plan and applicable award agreements; however, no further awards can be granted under the 2010 Plan. As of December 31, 2022, options to purchase 16,642,864 shares of common stock remained outstanding under the 2010 Plan.
2021 Equity Incentive Plan
The 2021 Plan was adopted by the ArcLight Board prior to the Closing, approved by ArcLight’s shareholders on June 11, 2021, and became effective upon the Closing Date. The Equity Incentive Plan allows the Company to grant awards of stock options, restricted stock awards, stock appreciation rights (“SARs”), restricted stock units (“RSUs”), performance awards, and stock bonus awards to officers, employees, directors and consultants.
The Company initially reserved 10,000,000 shares of common stock, plus 387,531 reserved shares not issued under the 2010 Plan on the effective date of the 2021 Plan. The number of shares reserved for issuance under the 2021 Plan increases automatically on January 1 of each of 2022 through 2031 by the number of shares equal to the lesser of 4% of the total number of outstanding shares of all classes of common stock as of the immediately preceding December 31, or a number as may be determined by the Board. In the first quarter of 2022, the shares of common stock reserved for issuance were increased by 8,878,388, pursuant to the 2021 Plan.
The exercise price of stock options granted must be at least equal to the fair market value of common stock on the date of grant. Incentive stock options granted to an individual who holds, directly or by attribution, more than ten percent of the total combined voting power of all classes of capital stock must have an exercise price of at least 110% of the fair market value of common stock on the date of grant. Subject to certain adjustments, no more than 30,000,000 shares may be issued pursuant to the exercise of incentive stock options granted under the 2021 Plan.
The maximum term of options granted is ten years from the date of grant, except that the maximum permitted term of incentive stock options granted to an individual who holds, directly or by attribution, more than ten percent of the total combined voting power of all classes of capital stock is five years from the date of grant.
Stock option and RSU awards generally vest annually over a four-year period.
2021 Employee Stock Purchase Plan
Proterra’s 2021 Employee Stock Purchase Plan (the “ESPP”), including the authorization of the initial share reserve thereunder, was adopted by the ArcLight Board prior to the Closing, approved by ArcLight’s shareholders on June 11, 2021, and became effective upon the Closing Date.
An aggregate of 1,630,000 shares of common stock were reserved and available for sale under the ESPP. The aggregate number of shares reserved for sale under the ESPP increases automatically on January 1 of each of 2022 through 2031 by a number of shares equal to the lesser of 1% of the total number of outstanding shares of common stock as of the immediately preceding December 31 or a number of shares as may be determined by the Board or the compensation committee. The aggregate number of shares issued over the term of the ESPP, subject to certain adjustments, may not exceed 16,300,000 shares. In the first quarter of 2022, the shares of common stock reserved for issuance were increased by 2,219,597, pursuant to the ESPP.
The ESPP allows eligible employees to purchase shares of common stock at a discount through payroll deductions of up to 15% of their eligible compensation, at not less than 85% of the fair market value, as defined in the ESPP, subject to any plan limitations. A participant may purchase a maximum of 2,500 shares during each 6-month offering period and $25,000 in any one calendar year. The offering periods generally start on the first trading day on or after November 15th and May 15th of each year. The first offering period started in the fourth quarter of 2021. The Company calculated the fair value of the employees’ purchase rights relating to the ESPP using the Black-Scholes model and recorded approximately $1.3 million and $0.2 million of stock-based compensation expense for the year ended December 31, 2022 and 2021, respectively. In the year ended December 31, 2022, 649,492 shares of common stock was purchased under the ESPP.
A summary of the Company’s stock option activity and related information was as follows:

	Options Outstanding
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2019	18,208,313	$3.42	7.6	$34,723
Granted	5,829,698	4.89
Exercised	(1,750,822)	2.40
Cancelled/forfeited/expired	(2,108,405)	4.61
Balance as of December 31, 2020	20,178,784	$3.81	7.4	$65,056
Granted	726,309	10.42
Exercised	(1,966,532)	3.36
Cancelled/forfeited/expired	(836,977)	4.65
Balance as of December 31, 2021 (1)	18,101,584	$4.08	5.5	$87,425
Granted	758,528	7.70
Exercised	(3,213,024)	3.02
Cancelled/forfeited/expired	(1,390,391)	6.04
Balance as of December 31, 2022(1)	14,256,697	$4.32	5.5	$9,469
Exercisable as of December 31, 2022(2)	11,822,253	3.87	4.9	$9,469
__________________
(1)Excluding Equity Awards of 2,677,500 shares and Milestone Options of 669,375 shares. See below for further details.
(2)Excluding 1,840,784 shares exercisable under the Equity Awards with weighted average exercise price of $19.61 per share as of December 31, 2022.
In March 2020, in conjunction with Mr. Allen’s appointment as the then President and Chief Executive Officer, the board of directors of Legacy Proterra approved a grant to Mr. Allen of stock option awards with respect to 4,685,624 shares, comprised of (1) 1,338,749 shares of a time-based award with an exercise price of $5.33 per share vesting quarterly over four years, (2) 2,677,500 shares of a time-based award consisting of four tranches with an exercise price of $11.21, $16.81, $22.41 and $28.02 per share, respectively, and vesting quarterly over four years (“Equity Awards”), and (3) 669,375 shares of milestone-based award with an exercise price of $5.33 per share vesting entirely and becoming exercisable on the first trading day following the expiration of the lockup period of the Company’s initial public offering or the consummation of a change in control of the Company or upon the consummation of a merger involving a Special Purpose Acquisition Company (“Milestone Options”).
The stock-based compensation expense for Milestone Options was recognized at the time the performance milestone became probable of achievement, which was at the time of Closing. Upon Closing, the 669,375 shares underlying the Milestone Options fully vested, and $2.1 million stock-based compensation expense was recognized in June 2021.
Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money stock options. The total intrinsic value of stock options exercised was $10.9 million, $12.1 million and $4.3 million for the year ended December 31, 2022, 2021 and 2020, respectively. The total estimated grant date fair value of stock options vested was $9.3 million, $13.8 million and $9.9 million for the year ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022, the total unrecognized stock-based compensation expense related to outstanding stock options was $12.9 million, which is expected to be recognized over a weighted-average period of 1.8 years.
Determining Fair Value of Stock Options
The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The fair value of each stock option grant is estimated on the date of the grant. The fair value of the Legacy Proterra common stock underlying the stock options has historically been determined by the board of directors, as there was no public market for the Company’s common stock prior to Merger Closing. Therefore, the board of directors has determined the fair value of the common stock at the time of the stock option grant by considering a number of objective and subjective factors including independent third-party valuation reports, valuations of comparable companies, sales of convertible preferred stock and common stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, among other factors.
The fair value of stock options granted is estimated on the date of grant using the following assumptions:

	Year Ended December 31,
	2022	2021	2020
Expected term (in years)	6.3	6.2	6.1
Risk-free interest rate	2.0%	1.0%	0.5%
Expected volatility	55.1%	54.8%	69.1%
Expected dividend rate	—	—	—
Expected Term — The Company estimates the expected term consistent with the simplified method. The Company elected to use the simplified method because of its limited history of stock option exercise activity. The simplified method calculates the expected term as the average of the vesting and contractual terms of the award.
Volatility — Since the Company has limited trading history by which to determine the volatility of its own common stock price, the expected volatility being used is primarily derived from the historical stock volatility of a representative industry peer group of comparable publicly listed companies over a period approximately equal to the expected term of the stock options.
Risk-Free Interest Rate — The risk-free interest rate is based on U.S. Treasury zero coupon issues with remaining terms similar to the expected term on the options.
Expected Dividend — The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and, therefore, used an expected dividend yield of zero in the valuation model.
Forfeiture — All stock-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards, which are generally the vesting periods. The Company accounts for forfeitures when they occur.
Restricted Stock Units
A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance as of December 31, 2020	—	$—
Granted	1,480,201	10.72
Vested	(58,731)	11.41
Forfeited	(96,510)	10.98
Balance as of December 31, 2021	1,324,960	10.67
Granted	5,541,916	6.60
Vested	(442,934)	9.84
Forfeited	(690,715)	8.39
Balance as of December 31, 2022	5,733,227	$7.07
The Company started to grant RSUs to employees in the third quarter of 2021. The compensation expense related to the service-based awards is determined using the fair market value of the Company’s common stock on the date of the grant. As of December 31, 2022, the total unrecognized stock-based compensation expense related to outstanding RSUs was $33.7 million, which is expected to be recognized over a weighted-average period of 3.0 years.
Stock-based Compensation Expense
Stock-based compensation expense included in operating results was as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Cost of goods sold	$1,749	$1,385	$929
Research and development	5,302	2,507	1,616
Selling, general and administrative	14,789	12,169	7,737
Total stock-based compensation expense	$21,840	$16,061	$10,282